Leases - Schedule of lease liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Lease liabilities [abstract]
Current lease liabilities	£ (82)	£ (106)
Non-current lease liabilities	(281)	(364)
Lease liabilities	£ (363)	£ (470)